Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 4) (Postretirement Benefits Other than Pensions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postretirement Benefits Other than Pensions [Member]
Net pension costs:
Service costs	$ 2,434	$ 3,061	$ 2,943
Interest costs	12,782	12,183	13,520
Amortization of actuarial losses		3,934	1,715
Amortization of prior service credit	(503)	(328)	(656)
Net pension (credits) costs	14,713	18,850	17,522
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	27,757	(50,593)	18,961
Prior service costs during the year	(19,043)	(2,503)
Amortization of actuarial losses		(3,934)	(1,715)
Amortization of prior service credit	503	328	656
Total recognized in Cumulative other comprehensive loss	9,217	(56,702)	17,902
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$ 23,930	$ (37,852)	$ 35,424